Expense Example, No Redemption - FidelitySustainableMulti-AssetFund-AMCIPRO - FidelitySustainableMulti-AssetFund-AMCIPRO - Fidelity Sustainable Multi-Asset Fund	Nov. 29, 2024 USD ($)
Fidelity Advisor Sustainable Multi-Asset Fund - Class I
Expense Example, No Redemption:
1 Year	$ 48
3 Years	160
5 Years	284
10 Years	646
Fidelity Advisor Sustainable Multi-Asset Fund - Class M
Expense Example, No Redemption:
1 Year	445
3 Years	657
5 Years	887
10 Years	1,548
Fidelity Advisor Sustainable Multi-Asset Fund - Class C
Expense Example, No Redemption:
1 Year	150
3 Years	474
5 Years	823
10 Years	1,604
Fidelity Advisor Sustainable Multi-Asset Fund - Class A
Expense Example, No Redemption:
1 Year	644
3 Years	800
5 Years	972
10 Years	$ 1,468